Commitments - Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 24,965,061	$ 48,000,102	$ 28,724,838
Within One Year
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	12,632,801	39,947,900	26,377,778
After One Year but not more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	12,302,260	8,007,202	$ 2,347,060
After more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 30,000	$ 45,000